OTHER INCOME (Details Narratives) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2018	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Other income			$ 150,000
Exercise of option			500,000
Gain on sale of intangible assets			460,383
Gain on sale of property and equipment		$ 17,814	17,814	$ 1,349
Lab Equipment [Member]
Equipment sold during the period			19,960
Squalamine Patents [Member]
Proceeds from sale of intangible assets	$ 508,078		508,078
Gain on sale of intangible assets	$ 460,383		460,383
Additional milestone payments receivable			$ 1,100,000